OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Other-Long Term Assets

($ millions)	2024	2023
Deferred consideration receivable	10.8	—
Investment tax credits	7.2	7.2
Other	0.1	0.2
Other long-term assets	18.1	7.4